Borrowings - Summary of detailed information about long term borrowings (Details) - RMB - CNY (¥) ¥ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about borrowings [line items]
Long-term bank borrowings amount	¥ 7,166	¥ 0
LPR [Member]
Disclosure of detailed information about borrowings [line items]
Long-term bank borrowings amount	7,121
Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Long-term bank borrowings amount	¥ 45
Long-term borrowings [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Interest rate (per annum)	3.10%
Long-term borrowings [member] | Minimum [Member] | LPR [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate (per annum)	0.30%
Long-term borrowings [member] | Maximum [Member] | LPR [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate (per annum)	0.85%